Note 4 - Schedule of Accounts Receivable (Detail) - Schedule of Accounts Receivable (USD $)	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Wind farm management/maintenance	$ 116,109	$ 253,928	[1]	$ 23,284
Electricity sales	235,997	321,619	[1]
Consulting	497,076
Construction contracts		1,440,303	[1]	3,165,787
Turbine sales and other	7,727	49,089	[1]	9,561
Total	$ 856,909	$ 2,064,939	[1]	$ 3,198,632

[1]	Derived from December 31, 2011 audited financial statements